Capital and Reserves (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Jan. 31, 2017 $ / shares shares
CapitalCommitmentsLineItems [Line Items]
Common stock, shares authorized, unlimited		Unlimited	Unlimited
Common stock, par value | $ / shares
Fair value of options granted		$ 83	$ 90
Weighted average fair value at measurement, share options granted | $ / shares		$ 0.54	$ 1.19
Recognized share-based compensation		$ 4,656	$ 5,092
Weighted average exercise price for exercisable options | $ / shares		$ 1.00	$ 0.99
Restricted stock unit recognized equity-settled		$ 96	$ 347
Increase decrease in restricted stock unit liability		$ 17	$ 419
2017 Rolling Option Plant [Member]
CapitalCommitmentsLineItems [Line Items]
Percentage of outstanding common shares		10.00%
2017 Rolling Option Plant [Member] | Administrative Consulting Services [Member]
CapitalCommitmentsLineItems [Line Items]
Number of share-based compensation of granted shares issued | shares		250,000	133,200
Private Placement [Member] | Special Warrants [Member]
CapitalCommitmentsLineItems [Line Items]
Stock issed during period shares		$ 10,150,322
Warrant price per share | $ / shares		$ 0.83
Proceeds from issuance of warrants		$ 8,424
Transaction cost		232
Net proceeds of warrant		$ 8,192
Private Placement [Member] | Special Warrants [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Warrant price per share | $ / shares				$ 0.62
2017 Deal Offering [Member]
CapitalCommitmentsLineItems [Line Items]
Number of common shares issued | shares					20,240,000
Commission, percentage					5.00%
2017 Deal Offering [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Common share, exercise price | $ / shares					$ 1.85
2016 Prospectus Offering [Member]
CapitalCommitmentsLineItems [Line Items]
Transaction cost	$ 3,180
Proceeds from common stock	49,067
Net proceeds of common shares	$ 45,887
Deferred Share Units Plan [Member]
CapitalCommitmentsLineItems [Line Items]
Number of share-based compensation of granted shares issued | shares
Non-executive directors received compensation percentage		100.00%
Deferred share units outstanding | shares		458,129	458,129
Deferred Share Units Plan [Member] | Maximum [Member]
CapitalCommitmentsLineItems [Line Items]
Percentage of outstanding common shares		2.00%
Group's Share-Based Compensation Plans [Member] | Minimum [Member]
CapitalCommitmentsLineItems [Line Items]
Total number of shares issued outstanding shares percentage		10.00%